STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2012	$ 17,672	$ 99	$ 206,325	$ 5,367	$ (194,119)
Balance, shares at Dec. 31, 2012		36,590,478
Options exercised	5,631	$ 5	5,626
Options exercised, shares		1,786,473
Issuance of shares, net	19,704	$ 7	19,697
Issuance of shares, net, shares		2,625,162
Stock-based compensation relating to options issued to non-employees	164		164
Stock-based compensation relating to options issued to employees and directors	3,379		3,379
Classification of liability with respect to outstanding options to non-employee to equity	160		$ 160
Changes in other comprehensive income from marketable securities	(739)			$ (739)
Net loss	(14,083)				$ (14,083)
Balance at Dec. 31, 2013	31,888	$ 111	$ 235,351	$ 4,628	$ (208,202)
Balance, shares at Dec. 31, 2013		41,002,113
Options exercised	1,423	$ 1	1,422
Options exercised, shares		389,289
Issuance of shares, net	70,718	$ 21	70,697
Issuance of shares, net, shares		7,263,090
Issuance of shares in respect to Termination and Equity Conversion Agreement	12,954	$ 4	12,950
Issuance of shares in respect to Termination and Equity Conversion Agreement, shares		1,600,000
Stock-based compensation relating to options issued to non-employees	361		361
Stock-based compensation relating to options issued to employees and directors	3,272		$ 3,272
Changes in other comprehensive income from marketable securities	(3,547)			$ (3,547)
Changes in other comprehensive income from foreign currency derivative contracts	141			$ 141
Net loss	(11,094)				$ (11,094)
Balance at Dec. 31, 2014	$ 106,116	$ 137	$ 324,053	$ 1,222	$ (219,296)
Balance, shares at Dec. 31, 2014	50,254,492	50,254,492
Options exercised	$ 972	$ 1	971
Options exercised, shares		317,752
Stock-based compensation relating to options issued to non-employees	299		299
Stock-based compensation relating to options issued to employees and directors	3,474		$ 3,474
Changes in other comprehensive income from marketable securities	(641)			$ (641)
Changes in other comprehensive income from foreign currency derivative contracts	(160)			$ (160)
Net loss	(20,163)				$ (20,163)
Balance at Dec. 31, 2015	$ 89,897	$ 138	$ 328,797	$ 421	$ 239,459
Balance, shares at Dec. 31, 2015	50,572,244	50,572,244